Lease Termination and Impairment Charges (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017 USD ($) store location facility	Nov. 26, 2016 USD ($)	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($) store location facility	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Mar. 04, 2017 USD ($) store location facility	Feb. 27, 2016 USD ($) store location facility	Feb. 28, 2015 USD ($) store location facility
Lease termination and impairment charges
Lease termination and impairment charges	$ 25,575	$ 7,199	$ 7,226	$ 5,778	$ 18,870	$ 6,951	$ 9,637	$ 5,019	$ 45,778	$ 40,477	$ 37,204
Number of stores | store	2,604								2,604
Revenues and operating losses of closed stores or stores approved for closure
Revenues	$ 5,903,385	5,669,111	5,629,559	5,725,485	5,775,276	5,660,635	5,169,082	4,165,244	$ 22,927,540	20,770,237	16,558,195
Loss before income taxes	$ 23,208	$ 18,928	$ 9,915	(3,533)	$ 72,948	$ 63,636	$ 1,740	13,276	48,518	151,600	272,333
Depreciation and amortization									$ 407,366	361,134	277,241
Active stores
Lease termination and impairment charges
Number of stores | store	2,604								2,604
Long-Lived Assets	$ 1,316,000								$ 1,316,000
Impairment charges
Lease termination and impairment charges
Lease termination and impairment charges									$ 22,631	$ 9,273	$ 9,697
Total number of locations | location	266				203				266	203	225
Impairment charges | Active stores
Lease termination and impairment charges
Lease termination and impairment charges									$ 20,623	$ 8,242	$ 7,386
Number of stores | store	213				176				213	176	190
Period considered for recording impairment charges on the basis of operating loss									2 years
Impairment charges | Closed facilities
Lease termination and impairment charges
Lease termination and impairment charges									$ 2,008	$ 1,031	$ 2,311
Number of facilities | facility	53				27				53	27	35
Lease termination charges									$ 2,008	$ 1,031	$ 2,311
Additional current period charges for stores previously impaired in prior periods | Active stores
Lease termination and impairment charges
Lease termination and impairment charges									$ 5,022	$ 4,582	$ 3,481
Number of stores | store	174				161				174	161	179
Number of stores fully impaired | store									173	160	178
Charges for new, relocated and remodeled stores that did not meet their asset recoverability test in the current period | Active stores
Lease termination and impairment charges
Lease termination and impairment charges									$ 13,232	$ 778	$ 1,108
Number of stores | store	22				1				22	1	2
Number of stores fully impaired | store									18	1	1
Period considered for impairment of relocated stores									2 years
Charges for the remaining stores that did not meet their asset recoverability test in the current period | Active stores
Lease termination and impairment charges
Lease termination and impairment charges									$ 2,369	$ 2,882	$ 2,797
Number of stores | store	17				14				17	14	9
Number of stores fully impaired | store									16	13	9
Lease termination charges
Lease termination and impairment charges
Number of stores | store	17				23				17	23	10
Lease termination charges									$ 23,147	$ 31,204	$ 27,507
Closed store and distribution center charges
Balance-beginning of period				$ 208,421				$ 241,047	208,421	241,047	284,270
Provision for present value of noncancellable lease payments of closed stores									6,503	9,709	1,661
Changes in assumptions about future sublease income, terminations and changes in interest rates									2,633	5,655	7,560
Interest accretion									14,186	16,463	18,988
Cash payments, net of sublease income									(66,605)	(64,453)	(71,432)
Balance-end of period	$ 165,138				$ 208,421				165,138	208,421	241,047
Closed stores or stores approved for closure
Revenues and operating losses of closed stores or stores approved for closure
Revenues									132,790	143,339	193,757
Operating expenses									151,978	159,967	212,753
Gain from sale of assets									(1,364)	(5,607)	(5,529)
Other expenses									2,544	1,676	2,889
Loss before income taxes									(20,368)	(12,697)	(16,356)
Depreciation and amortization									1,166	1,162	1,650
Inventory liquidation charges									$ 346	$ 295	$ 222
Minimum | Charges for new, relocated and remodeled stores that did not meet their asset recoverability test in the current period | Active stores
Lease termination and impairment charges
Period considered for recording impairment charges on the basis of operating loss									2 years
Period considered for impairment of new stores									3 years
Minimum | Charges for the remaining stores that did not meet their asset recoverability test in the current period | Active stores
Lease termination and impairment charges
Period considered for recording impairment charges on the basis of operating loss									2 years